SUBSEQUENT EVENTS (Details)				1 Months Ended								3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 23, 2021 shares	Apr. 01, 2021 USD ($)	Feb. 01, 2021 USD ($)	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) installment shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Subsequent Event [Line Items]
Shares reserved for future issuance | shares									393,308,644				483,514,731		393,308,644
Annual base rent | $		$ 1,200,000				$ 200,000
Stock Issued During Period, Shares, New Issues | shares	1,193,226,511
Threshold number of business days to offer issue notice for shareholders following the third closing | $							2
Exercise period							14 days
Common shares authorized | shares							498,017,734		450,000,098				498,017,734		450,000,098	335,130,459
Convertible preferred shares authorized | shares							437,182,072		400,510,507				437,182,072		400,510,507	286,632,918
Number of equal quarterly installments for the satisfaction of time-based awards | installment						16
Period for satisfaction of market conditions						5 years
Loss on warrant liabilities | $												$ 57,000	$ 6,976,000	$ 114,000	$ 1,205,000	$ 406,000
RSU award
Subsequent Event [Line Items]
Percent of service condition of RSUs						25.00%	25.00%
Period for satisfaction of service condition after the closing of proposed merger						375 days	375 days
RSU award | CEO
Subsequent Event [Line Items]
Aggregate grant date fair value | $						$ 556,100,000
Series E convertible preferred shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares					25,306,130
Share Price | $ / shares					$ 7.90
Issuance of Class B common stock | $					$ 200,000,000.0
Proceeds from issuance of shares | $									$ 400,000,000.0				600,000,000		899,725,000
Series E convertible preferred shares | CEO
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares					202,449
Series D convertible preferred shares
Subsequent Event [Line Items]
Proceeds from issuance of shares | $										$ 200,000,000.0	$ 200,000,000.0		$ 3,000,000	$ 400,000,000	$ 400,000,000	$ 600,000,000
Warrants converted in to shares | shares				12,900,000
Loss on warrant liabilities | $				$ 7,000,000.0
Ayar Third Investment Company | Series E convertible preferred shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares							50,612,262
Share Price | $ / shares							$ 7.90
Issuance of Class B common stock | $							$ 400,000,000.0
Proceeds from issuance of shares | $							$ 400,000,000.0
Convertible preferred shareholders other than Ayar | Series E convertible preferred shares
Subsequent Event [Line Items]
Share Price | $ / shares							$ 7.90
Issuance of Class B common stock | $							$ 71,000,000.0
Option to purchase maximum number of shares | shares							8,977,769
New lease agreements for retail locations
Subsequent Event [Line Items]
Percentage of Annual Escalation in Base Rent							2.50%
New lease agreements for retail locations | Minimum
Subsequent Event [Line Items]
Annual base rent | $								$ 500,000
New lease agreements for retail locations | Maximum
Subsequent Event [Line Items]
Annual base rent | $			$ 800,000
2021 Stock Incentive Plan
Subsequent Event [Line Items]
Shares reserved for future issuance | shares								3,981,178
Number of shares authorized to issue | shares								32,076,334
2021 Stock Incentive Plan | RSU award
Subsequent Event [Line Items]
Granted | shares						1,066,631	1,035,000
2021 Stock Incentive Plan | RSU award | CEO
Subsequent Event [Line Items]
Granted | shares						11,293,177
2021 Stock Incentive Plan | RSU award | Minimum
Subsequent Event [Line Items]
Aggregate grant date fair value | $						$ 53,600,000	$ 38,800,000
2021 Stock Incentive Plan | RSU award | Maximum
Subsequent Event [Line Items]
Aggregate grant date fair value | $						$ 60,700,000	$ 44,000,000.0
2021 Stock Incentive Plan | Performance and service conditions | CEO
Subsequent Event [Line Items]
Granted | shares						5,232,507
2021 Stock Incentive Plan | Performance and market conditions | CEO
Subsequent Event [Line Items]
Granted | shares						6,060,670